Regulatory Capital Regulatory Matters (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Regulatory Matters [Line Items]
Assets	$ 182,347	$ 184,059	$ 172,008
Insurance Operations [Member]
Regulatory Matters [Line Items]
Assets	8,439	8,036	8,789
Maximum dividend to be paid without statutory approval	118
International Businesses [Member]
Regulatory Matters [Line Items]
Assets	15,300	13,600
Ally Bank [Member]
Regulatory Matters [Line Items]
Assets	94,800	85,300
FRB required reserve balance	$ 214	$ 205